Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 310,332	$ 255,285
Less: Accumulated depreciation	(103,033)	(71,902)
Subtotal	207,299	183,383
Construction in progress	38,395	22,164
Property, plant and equipment, net	245,694	205,547
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	71,953	64,715
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,684	2,008
Fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	178,411	146,097
Building improvement
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 57,284	$ 42,465